INVESTMENTS IN TRADING SECURITIES (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Trading Securities	$ 3,373,358	$ 2,345,984	$ 887,143